Exploration and Evaluation of Oil and Gas Reserves - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Project Block	Dec. 31, 2017 USD ($) Project
Disclosure of Exploration and Evaluation of Oil and Gas [abstract]
Provision for potential contractual penalties	$ 91
Number of blocks | Block	131
Exploratory well costs that have been capitalized for a period greater than one year	$ 4,047	$ 4,411
Number of projects relating to exploratory well costs capitalized for a period greater than one year | Project	49	54
Exploratory well costs, drilling work in progress	$ 3,834
Exploratory well costs, cost incurred to evaluate reserves and potential development	$ 213